Goodwill - Schedule of Specific Operating Costs (Details)	12 Months Ended
Dec. 31, 2024
Brazil Beef [Member]
Schedule of Specific Operating Costs [Line Items]
Revenue source	Sales from the beef operation in Brazil.
Specific operating costs	Historical performance and price trends of raw materials, especially cattle and international freight.
Seara [Member]
Schedule of Specific Operating Costs [Line Items]
Revenue source	Sales from pork, poultry, and prepared foods operations.
Specific operating costs	Historical performance and price trends of primary raw materials and international freight.
USA Suínos [Member]
Schedule of Specific Operating Costs [Line Items]
Revenue source	Sales from pork operations.
Specific operating costs	Historical performance and raw material price trends.
Austrália Smallgoods [Member]
Schedule of Specific Operating Costs [Line Items]
Revenue source	Sales from Primo Foods Pty Ltd and related operations.
Specific operating costs	Historical performance and hog price trends.
Australia Meat [Member]
Schedule of Specific Operating Costs [Line Items]
Revenue source	Sales from beef operations.
Specific operating costs	Historical performance and raw material price trends.
PPC - Fresh Poultry [Member]
Schedule of Specific Operating Costs [Line Items]
Revenue source	Sales from fresh chicken operations.
Specific operating costs	Historical performance and raw material price trends.
PPC - Brands & Snacking [Member]
Schedule of Specific Operating Costs [Line Items]
Revenue source	Sales from branded and snack food operations.
Specific operating costs	Historical performance and raw material price trends.
PPC - Fresh Pork/Lamb [Member]
Schedule of Specific Operating Costs [Line Items]
Revenue source	Sales from pork, lamb, and value-added operations.
Specific operating costs	Historical performance and raw material price trends.
PPC - Food Service [Member]
Schedule of Specific Operating Costs [Line Items]
Revenue source	Sales from food service operations.
Specific operating costs	Historical performance and raw material price trends.
PPC - Meals [Member]
Schedule of Specific Operating Costs [Line Items]
Revenue source	Sales from frozen entrees.
Specific operating costs	Historical performance and raw material price trends.